Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 693	$ 606
Receivables (net of allowance for doubtful accounts of $50 and $40)	619	553
Deferred income taxes	177	146
Other current assets	455	405
Total current assets	1,944	1,710
Property and equipment, net	614	529
Deferred income taxes	1,299	1,454
Goodwill	691	375
Other intangibles, net	923	731
Other non-current assets	361	320
Total assets exclusive of assets under vehicle programs	5,832	5,119
Assets under vehicle programs:
Program cash	116	24
Vehicles, net	9,582	9,274
Receivables from vehicle manufacturers and other	391	439
Investment in Avis Budget Rental Car Funding (AESOP) LLC—related party	363	362
Assets under vehicle programs	10,452	10,099
Total assets	16,284	15,218
Current liabilities:
Accounts payable and other current liabilities	1,479	1,421
Short-term debt and current portion of long-term debt	89	57
Total current liabilities	1,568	1,478
Long-term debt	3,305	2,848
Other non-current liabilities	847	871
Total liabilities exclusive of liabilities under vehicle programs	5,720	5,197
Liabilities under vehicle programs:
Debt	1,681	1,603
Debt due to Avis Budget Rental Car Funding (AESOP) LLC—related party	5,656	5,203
Deferred income taxes	2,177	2,163
Other	279	295
Total Liabilities under vehicle programs	9,793	9,264
Commitments and contingencies
Stockholders' equity:
Preferred stock, $.01 par value—authorized 10 million shares; none issued and outstanding	0	0
Common stock, $.01 par value—authorized 250 million shares; issued 137,081,056 and 137,081,056 shares	1	1
Additional paid-in capital	7,893	8,211
Accumulated deficit	(2,360)	(2,376)
Accumulated other comprehensive income	117	110
Treasury stock, at cost—30,515,721 and 30,027,146 shares	(4,880)	(5,189)
Total stockholders’ equity	771	757
Total liabilities and stockholders’ equity	$ 16,284	$ 15,218